UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd Floor, New York, NY 10019
(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31, 2016
(Unaudited)

		Shares	Value ($)
Common Stocks (96.9%)
AIA Group Ltd. (Insurance)		81,400	455,542
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		3,142	210,608
Alsea SAB de CV (Hotels, Restaurants & Leisure)		39,481	140,298
Amorepacific Corp. (Personal Products)		799	272,512
Baidu, Inc. ADR* (Internet Software & Services)		988	161,311
Banco do Brasil SA (Banks)		22,938	79,457
BB Seguridade Participacoes SA (Insurance)		13,566	78,479
BR Malls Participacoes SA (Real Estate Management & Development)		32,927	97,752
China Biologic Products, Inc.* (Biotechnology)		1,614	207,028
China Everbright International Ltd. (Commercial Services & Supplies)		162,000	173,105
China Life Insurance Co. Ltd., H Shares (Insurance)		68,000	163,460
China Mobile Ltd. (Wireless Telecommunication Services)		20,000	218,127
Cognizant Technology Solutions Corp., A Shares* (IT Services)		7,569	479,193
Corporacion Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)		76,613	109,847
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		238,000	200,059
Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)		14,000	200,801
Emaar Properties PJSC (Real Estate Management & Development)		68,230	92,183
Emperador, Inc. (Beverages)		631,500	97,297
FirstRand Ltd. (Diversified Financial Services)		30,130	85,332
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		51,000	160,693
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		17,314	198,595
Gruma, SAB de CV, Class B (Food Products)		8,905	134,259
Grupo Aeroporturaio del Pacifico SAB de CV, Class B (Transportation Infrastructure)		9,175	77,286
HFDC Bank Ltd. (Banks)		24,847	386,503
ICICI Bank Ltd. (Banks)		57,271	196,170
IHH Healthcare Bhd (Health Care Providers & Services)		115,200	182,478
JBS SA (Food Products)		25,055	67,677
KAZ Minerals PLC* (Metals & Mining)		47,935	78,714
Korea Electric Power Corp. (Electric Utilities)		7,716	339,911
Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)		2,000	145,698
Luxoft Holding, Inc.* (IT Services)		2,090	156,917
Luye Pharma Group Ltd.* (Pharmaceuticals)		243,500	201,590
Maruti Suzuki India Ltd. (Automobiles)		6,094	368,866
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		205,270	195,605
Mr. Price Group Ltd. (Specialty Retail)		9,943	103,129
Naspers Ltd. (Media)		1,463	184,825
Naver Corp. (Internet Software & Services)		316	166,837
ORION Corp. (Food Products)		265	228,369
Petroleo Brasileiro SA* (Oil, Gas & Consumable Fuels)		44,409	53,758
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		39,500	180,320
PT Matahari Department Store Tbk (Multiline Retail)		145,500	170,984
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)		19,122	293,691
Rosneft OJSC GDR (Oil, Gas & Consumable Fuels)		26,470	94,801
Samsonite International SA (Textiles, Apparel & Luxury Goods)		85,500	220,335
Sberbank of Russia ADR (Banks)		20,369	113,048
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		18,167	235,470
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		84,000	358,667
Tata Motors Ltd.* (Automobiles)		40,662	203,897
Tencent Holdings Ltd. (Internet Software & Services)		32,800	619,704
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)		33,381	179,954
Turkiye Halk Bankasi AS (Banks)		35,956	124,261
Universal Robina Corp. (Food Products)		48,860	199,212
Valid Solucoes SA (Commercial Services & Supplies)		8,955	89,319
Wizz Air Holdings PLC* (Airlines)		2,400	65,273
X5 Retail Group NV - Registered Shares GDR* (Food & Staples Retailing)		4,700	86,950

TOTAL COMMON STOCKS (Cost $10,930,835)			10,386,157

Rights NM
Eclat Textile Co. Ltd.* (Textiles, Apparel & Luxury Goods)		390	1,774

TOTAL RIGHTS (Cost $—)			1,774

WarrantNM
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		10,325	1,254

TOTAL WARRANT (Cost $—)			1,254

TOTAL INVESTMENTS (Cost $10,930,835) — 96.9%			10,389,185

Other Net Assets (Liabilities) — 3.1%			333,133

NET ASSETS — 100.0%			10,722,318

*	Non-income producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31, 2016
(Unaudited)

The Emerging Markets Fund invested in the following industries as of January 31, 2016:			The Emerging Markets Fund invested in securities with exposure to the following countries as of January 31, 2016:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Airlines	65,273	0.6%	Brazil	466,442	4.4%
Automobiles	572,763	5.3%	China	1,744,021	16.3%
Banks	899,439	8.3%	Hong Kong	1,427,861	13.3%
Beverages	97,297	0.9%	India	2,542,339	23.6%
Biotechnology	207,028	1.9%	Indonesia	170,984	1.6%
Commercial Services & Supplies	262,424	2.5%	Malaysia	182,478	1.7%
Diversified Financial Services	85,332	0.8%	Mexico	461,690	4.3%
Electric Utilities	339,911	3.2%	Netherlands	86,950	0.8%
Electronic Equipment, Instruments & Components	145,698	1.4%	Philippines	296,509	2.8%
Food & Staples Retailing	86,950	0.8%	Russia	207,849	1.9%
Food Products	629,517	5.9%	South Africa	373,286	3.5%
Health Care Providers & Services	182,478	1.7%	South Korea	1,007,629	9.4%
Hotels, Restaurants & Leisure	497,850	4.6%	Switzerland	222,190	2.1%
Insurance	877,801	8.1%	Taiwan	706,940	6.6%
Internet Software & Services	1,158,460	10.9%	Thailand	196,859	1.8%
IT Services	636,110	6.0%	Turkey	124,261	1.2%
Media	184,825	1.7%	United Arab Emirates	92,183	0.9%
Metals & Mining	78,714	0.7%	United Kingdom	78,714	0.7%
Multiline Retail	170,984	1.6%	Other Net Assets	333,133	3.1%
Oil, Gas & Consumable Fuels	442,250	4.1%	Total	10,722,318	100.0%
Personal Products	272,512	2.5%
Pharmaceuticals	835,714	7.8%
Real Estate Management & Development	299,782	2.9%
Semiconductors & Semiconductor Equipment	358,667	3.3%
Specialty Retail	103,129	1.0%
Textiles, Apparel & Luxury Goods	602,864	5.7%
Transportation Infrastructure	77,286	0.7%
Wireless Telecommunication Services	218,127	2.0%
Other Net Assets	333,133	3.1%
Total	10,722,318	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	January 31, 2016
(Unaudited)

		Shares	Value ($)
Common Stocks (96.8%)
ABS-CBN Holdings Corp. (Media)		281,420	326,079
Adani Ports and Special Economic Zone (Transportation Infrastructure)		99,631	314,675
AIA Group Ltd. (Insurance)		202,400	1,132,697
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		8,632	578,603
Amorepacific Corp. (Personal Products)		1,909	651,094
Baidu, Inc. ADR* (Internet Software & Services)		2,303	376,011
BDO Unibank, Inc. (Banks)		165,960	356,288
BOC Hong Kong (Holdings) Ltd. (Banks)		79,500	208,877
China Biologic Products, Inc.* (Biotechnology)		3,506	449,715
China Everbright International Ltd. (Commercial Services & Supplies)		316,000	337,662
China Life Insurance Co. Ltd., H Shares (Insurance)		128,000	307,690
China Mobile Ltd. (Wireless Telecommunication Services)		44,000	479,880
China Telecom Corp. Ltd., H Shares (Diversified Telecommunication Services)		744,000	350,345
Cognizant Technology Solutions Corp., A Shares* (IT Services)		19,776	1,252,019
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		606,000	509,394
DBS Group Holdings Ltd. (Banks)		16,825	167,625
Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)		35,000	502,003
Emperador, Inc. (Beverages)		1,838,700	283,293
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)		60,000	189,051
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)		29,323	336,340
Godrej Consumer Products Ltd. (Personal Products)		31,205	564,130
HFDC Bank Ltd. (Banks)		60,705	944,284
ICICI Bank Ltd. (Banks)		90,634	310,448
IHH Healthcare Bhd (Health Care Providers & Services)		259,300	410,734
JD.Com, Inc. ADR* (Internet & Catalog Retail)		14,989	390,164
Korea Electric Power Corp. (Electric Utilities)		18,274	805,018
Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)		5,000	364,244
LG Chem Ltd. (Chemicals)		1,197	297,926
LT Group, Inc. (Industrial Conglomerates)		1,183,800	396,011
Lupin Ltd. (Pharmaceuticals)		20,118	510,364
Luye Pharma Group Ltd.* (Pharmaceuticals)		637,000	527,362
Maruti Suzuki India Ltd. (Automobiles)		14,739	892,141
Melco Crown Entertainment Ltd. ADR (Hotels, Restaurants & Leisure)		8,941	136,261
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		393,710	375,173
Narayana Hrudayalaya Ltd.* (Health Care Providers & Services)		36,266	178,278
Naver Corp. (Internet Software & Services)		924	487,841
ORION Corp. (Food Products)		496	427,439
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		94,000	429,116
PT Matahari Department Store Tbk (Multiline Retail)		317,900	373,579
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)		1,580,500	387,808
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)		41,686	640,248
Samsonite International SA (Textiles, Apparel & Luxury Goods)		155,700	401,242
Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)(a)(b)		868,000	245,998
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		41,744	541,061
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		165,000	704,525
Tata Motors Ltd.* (Automobiles)		88,255	442,549
Tencent Holdings Ltd. (Internet Software & Services)		65,600	1,239,407
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)		72,044	388,382
Universal Robina Corp. (Food Products)		131,220	535,012
Vitasoy International Holdings Ltd. (Food Products)		200,000	378,664

TOTAL COMMON STOCKS (Cost $26,076,562)			23,834,750

Rights NM
Eclat Textile Co. Ltd.* (Textiles, Apparel & Luxury Goods)		758	3,447

TOTAL RIGHTS (Cost $—)			3,447

Warrant NM
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		8,015	974

TOTAL WARRANT (Cost $—)			974

TOTAL INVESTMENTS (Cost $26,076,562) — 96.8%			23,839,171

Other Net Assets (Liabilities) — 3.2%			797,463

NET ASSETS — 100.0%			24,636,634

*	Non-income producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt
(a)	Illiquid Security
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of January 31, 2016. The total of all such securities represent 1.00% of the net assets of the fund.

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	January 31, 2016
(Unaudited)

The Asia Fund invested in the following industries as of January 31, 2016:			The Asia Fund invested in securities with exposure to the following countries as of January 31, 2016:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Automobiles	1,334,690	5.4%	China	4,894,411	19.9%
Banks	1,987,522	8.0%	Hong Kong	3,773,728	15.3%
Beverages	283,293	1.1%	India	7,314,919	29.7%
Biotechnology	449,715	1.8%	Indonesia	761,387	3.1%
Chemicals	297,926	1.2%	Malaysia	410,734	1.7%
Commercial Services & Supplies	337,662	1.4%	Philippines	1,896,683	7.7%
Diversified Telecommunication Services	738,153	3.0%	Singapore	167,625	0.7%
Electric Utilities	805,018	3.3%	South Korea	2,669,318	10.8%
Electronic Equipment, Instruments & Components	364,244	1.5%	Taiwan	1,574,219	6.4%
Food Products	1,341,115	5.5%	Thailand	376,147	1.5%
Health Care Providers & Services	589,012	2.4%	Other Net Assets	797,463	3.2%
Hotels, Restaurants & Leisure	701,459	2.8%	Total	24,636,634	100.0%
Industrial Conglomerates	396,011	1.6%
Insurance	1,869,503	7.7%
Internet & Catalog Retail	390,164	1.6%
Internet Software & Services	2,681,862	11.0%
IT Services	1,252,019	5.1%
Media	326,079	1.3%
Multiline Retail	373,579	1.5%
Oil, Gas & Consumable Fuels	640,248	2.6%
Personal Products	1,215,224	4.9%
Pharmaceuticals	2,670,519	10.8%
Semiconductors & Semiconductor Equipment	704,525	2.9%
Textiles, Apparel & Luxury Goods	1,295,074	5.2%
Transportation Infrastructure	314,675	1.3%
Wireless Telecommunication Services	479,880	1.9%
Other Net Assets	797,463	3.2%
Total	24,636,634	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2016
(Unaudited)

		Shares	Value ($)
Common Stocks (95.3%)
AIA Group Ltd. (Insurance)		1,101,600	6,164,917
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		84,369	5,655,254
Alsea SAB de CV (Hotels, Restaurants & Leisure)		832,572	2,958,616
Amorepacific Corp. (Personal Products)		16,974	5,789,246
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)		253,058	5,505,458
Asian Paints Ltd. (Chemicals)		371,772	4,781,240
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)		123,410	2,095,932
Banco do Brasil SA (Banks)		427,675	1,481,454
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)		5,143,800	3,178,736
BB Seguridade Participacoes SA (Insurance)		258,362	1,494,613
BR Malls Participacoes SA (Real Estate Management & Development)		609,696	1,810,042
Britannia Industries Ltd. (Food Products)		28,979	1,153,860
Colgate-Palmolive (India) Ltd. (Personal Products)		179,478	2,273,093
Corporacion Inmobiliaria Vesta SAB de CV (Real Estate Management & Development)		1,579,576	2,264,775
Credicorp Ltd. (Banks)		16,220	1,644,059
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		1,394,000	1,171,775
Ctrip.com International Ltd. ADR* (Internet & Catalog Retail)		106,596	4,549,517
Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)		188,000	2,696,473
Emaar Properties PJSC (Real Estate Management & Development)		1,820,225	2,459,234
FirstRand Ltd. (Diversified Financial Services)		886,709	2,511,281
Gruma, SAB de CV, Class B (Food Products)		159,955	2,411,612
Grupo Aeroporturaio del Pacifico SAB de CV, Class B (Transportation Infrastructure)		197,965	1,667,557
Hindustan Unilever Ltd. (Household Products)		266,081	3,223,568
Hotel Shilla Co. Ltd. (Specialty Retail)		38,578	2,113,553
JBS SA (Food Products)		265,374	716,814
JD.Com, Inc. ADR* (Internet & Catalog Retail)		310,933	8,093,586
Lojas Americanas SA (Multiline Retail)		393,545	1,834,700
Lupin Ltd. (Pharmaceuticals)		86,465	2,193,492
Luxoft Holding, Inc.* (IT Services)		41,034	3,080,832
Luye Pharma Group Ltd.* (Pharmaceuticals)		3,371,000	2,790,799
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		4,450,550	4,241,002
Mr. Price Group Ltd. (Specialty Retail)		157,394	1,632,491
Naspers Ltd. (Media)		34,404	4,346,363
ORION Corp. (Food Products)		2,788	2,402,619
PChome Online, Inc. (Internet Software & Services)		212,814	1,928,968
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		1,359,000	6,203,926
PT Kalbe Farma Tbk (Pharmaceuticals)		53,076,200	5,199,890
PT Unilever Indonesia Tbk (Household Products)		1,110,501	2,979,370
Qingdao Haier Co. Ltd., A Shares (Household Durables)(a)(b)		561,997	720,307
Sberbank of Russia ADR (Banks)		677,556	3,760,436
Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)(a)(b)		5,374,000	1,523,035
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		428,135	5,549,237
Tencent Holdings Ltd. (Internet Software & Services)		596,600	11,271,811
Turkiye Halk Bankasi AS (Banks)		860,436	2,973,604
Universal Robina Corp. (Food Products)		1,731,690	7,060,471
Valid Solucoes SA (Commercial Services & Supplies)		193,465	1,929,667
Vipshop Holdings Ltd. ADR* (Internet & Catalog Retail)		172,239	2,211,549
Wizz Air Holdings PLC* (Airlines)		60,000	1,631,818
X5 Retail Group NV - Registered Shares GDR* (Food & Staples Retailing)		167,380	3,096,530
Zhengzhou Yutong Bus Co. Ltd., Class A (Machinery)		1,038,128	2,964,637

TOTAL COMMON STOCKS (Cost $180,538,558)			163,393,819

Rights NM
Eclat Textile Co. Ltd.* (Textiles, Apparel & Luxury Goods)		4,322	19,654

TOTAL RIGHTS (Cost $—)			19,654

Warrant NM
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		216,840	26,342

TOTAL WARRANT (Cost $—)			26,342

TOTAL INVESTMENTS (Cost $180,538,558) — 95.3%			163,439,815

Other Net Assets (Liabilities) — 4.7%			8,105,213

NET ASSETS — 100.0%			171,545,028

*	Non-income producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Illiquid Security
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of January 31, 2016. The total of all such securities represent 1.31% of the net assets of the fund.

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2016
(Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of January 31, 2016:			The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2016:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Airlines	1,631,818	1.0%	Brazil	9,267,290	5.4%
Banks	9,859,553	5.8%	Cayman Islands	4,549,517	2.7%
Chemicals	4,781,240	2.8%	China	41,434,904	24.2%
Commercial Services & Supplies	1,929,667	1.0%	Hong Kong	7,336,692	4.3%
Diversified Financial Services	2,511,281	1.5%	India	24,679,948	14.4%
Food & Staples Retailing	3,096,530	1.8%	Indonesia	8,179,260	4.8%
Food Products	13,745,376	8.0%	Mexico	9,302,560	5.4%
Health Care Providers & Services	8,684,194	5.1%	Netherlands	3,096,530	1.8%
Hotels, Restaurants & Leisure	7,225,960	4.1%	Peru	1,644,059	1.0%
Household Durables	720,307	0.4%	Philippines	7,060,471	4.1%
Household Products	6,202,938	3.6%	Russia	3,760,436	2.2%
Insurance	13,863,456	8.1%	South Africa	10,586,067	6.2%
Internet & Catalog Retail	14,854,652	8.7%	South Korea	10,305,418	6.0%
Internet Software & Services	18,856,033	11.1%	Switzerland	4,712,650	2.7%
IT Services	3,080,832	1.7%	Taiwan	4,645,095	2.7%
Machinery	2,964,637	1.7%	Thailand	7,446,080	4.3%
Media	4,346,363	2.5%	Turkey	2,973,604	1.7%
Multiline Retail	1,834,700	1.1%	United Arab Emirates	2,459,234	1.4%
Personal Products	8,062,339	4.7%	Other Net Assets	8,105,213	4.7%
Pharmaceuticals	20,524,160	12.0%	Total	171,545,028	100.0%
Real Estate Management & Development	6,534,051	3.8%
Specialty Retail	3,746,044	2.2%
Textiles, Apparel & Luxury Goods	2,716,127	1.6%
Transportation Infrastructure	1,667,557	1.0%
Other Net Assets	8,105,213	4.7%
Total	171,545,028	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	January 31, 2016
(Unaudited)

		Shares	Value ($)
Common Stocks (95.5%)
AIA Group Ltd. (Insurance)		864,000	4,835,229
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		62,012	4,156,665
Amorepacific Corp. (Personal Products)		13,453	4,588,355
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)		203,350	4,424,025
Asian Paints Ltd. (Chemicals)		298,312	3,836,495
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)		4,029,300	2,490,004
Britannia Industries Ltd. (Food Products)		22,770	906,635
Colgate-Palmolive (India) Ltd. (Personal Products)		138,544	1,754,663
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)		1,618,000	1,360,066
Ctrip.com International Ltd. ADR* (Internet & Catalog Retail)		81,003	3,457,208
Dali Foods Group Co. Ltd.* (Food Products)		3,698,000	1,806,151
Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)		142,000	2,036,697
Hindustan Unilever Ltd. (Household Products)		201,615	2,442,563
Hotel Shilla Co. Ltd. (Specialty Retail)		27,544	1,509,039
JD.Com, Inc. ADR* (Internet & Catalog Retail)		231,057	6,014,414
Lupin Ltd. (Pharmaceuticals)		67,780	1,719,480
Luye Pharma Group Ltd.* (Pharmaceuticals)		2,854,500	2,363,196
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		3,687,480	3,513,860
ORION Corp. (Food Products)		2,134	1,839,020
PChome Online, Inc. (Internet Software & Services)		162,797	1,475,609
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		1,027,500	4,690,606
PT Kalbe Farma Tbk (Pharmaceuticals)		40,093,700	3,927,991
PT Unilever Indonesia Tbk (Household Products)		836,469	2,244,168
Qingdao Haier Co. Ltd., A Shares (Household Durables)(a)(b)		435,095	557,658
Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)(a)(b)		4,202,000	1,190,881
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)		333,721	4,325,498
Tencent Holdings Ltd. (Internet Software & Services)		455,500	8,605,950
Universal Robina Corp. (Food Products)		1,171,560	4,776,701
Vipshop Holdings Ltd. ADR* (Internet & Catalog Retail)		131,747	1,691,631
Zhengzhou Yutong Bus Co. Ltd., Class A (Machinery)		796,382	2,274,270

TOTAL COMMON STOCKS (Cost $104,360,694)			90,814,728

Rights NM
Eclat Textile Co. Ltd.* (Textiles, Apparel & Luxury Goods)		3,264	14,843

TOTAL RIGHTS (Cost $—)			14,843

Warrant NM
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		65,250	7,927

TOTAL WARRANT (Cost $—)			7,927

TOTAL INVESTMENTS (Cost $104,360,694) — 95.5%			90,837,498

Other Net Assets (Liabilities) — 4.5%			4,223,957

NET ASSETS — 100.0%			95,061,455

*	Non-income producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt
(a)	Illiquid Security
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of January 31, 2016. The total of all such securities represent 1.84% of the net assets of the fund.

The Asia Great Consumer Fund invested in the following industries as of January 31, 2016:			The Asia Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2016:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Chemicals	3,836,495	4.0%	Cayman Islands	3,457,208	3.6%
Food Products	9,328,507	9.8%	China	33,351,422	35.2%
Health Care Providers & Services	6,914,029	7.3%	Hong Kong	6,195,295	6.5%
Hotels, Restaurants & Leisure	3,521,787	3.7%	India	19,409,359	20.4%
Household Durables	557,658	0.6%	Indonesia	6,172,159	6.5%
Household Products	4,686,731	5.0%	Philippines	4,776,701	5.0%
Insurance	9,525,835	10.0%	South Korea	7,936,414	8.3%
Internet & Catalog Retail	11,163,253	11.8%	Taiwan	3,527,149	3.7%
Internet Software & Services	14,238,224	15.1%	Thailand	6,011,791	6.3%
Machinery	2,274,270	2.4%	Other Net Assets	4,223,957	4.5%
Personal Products	6,343,018	6.6%	Total	95,061,455	100.0%
Pharmaceuticals	14,887,112	15.5%
Specialty Retail	1,509,039	1.6%
Textiles, Apparel & Luxury Goods	2,051,540	2.1%
Other Net Assets	4,223,957	4.5%
Total	95,061,455	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	January 31, 2016
(Unaudited)

		Shares	Value ($)
Common Stocks (91.3%)
Abbott Laboratories (Health Care Equipment & Supplies)		4,496	170,174
Abbvie, Inc. (Biotechnology)		8,588	471,481
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		6,000	402,180
Alimentation Couche-Tard, Inc., Class B (Food & Staples Retailing)		6,073	264,390
Allianz SE (Insurance)		2,307	372,316
Alphabet, Inc., Class A* (Internet Software & Services)		711	541,320
Amadeus IT Holding SA, Class A (IT Services)		11,038	453,217
Anheuser-Busch InBev NV (Beverages)		3,855	485,389
Astellas Pharma, Inc. (Pharmaceuticals)		20,259	280,912
Avago Technologies Ltd. (Semiconductors & Semiconductor Equipment)		2,443	326,654
Bayer AG - Registered Shares (Pharmaceuticals)		3,795	425,672
Bayerische Motoren Werke AG (Automobiles)		4,682	388,785
Biogen Idec, Inc.* (Biotechnology)		1,081	295,178
Celgene Corp.* (Biotechnology)		4,947	496,283
Comcast Corp., Class A (Media)		6,369	354,817
CVS Caremark Corp. (Food & Staples Retailing)		5,593	540,228
Delphi Automotive PLC (Auto Components)		5,799	376,587
Deutsche Post AG (Air Freight & Logistics)		13,125	317,466
Don Quijote Holdings Co. Ltd. (Multiline Retail)		7,586	257,342
Industria de Diseno Textil SA (Specialty Retail)		10,828	355,229
Japan Tobacco, Inc. (Tobacco)		11,202	437,744
Kao Corp. (Personal Products)		6,248	335,315
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		11,752	530,015
Mallinckrodt PLC* (Pharmaceuticals)		2,875	167,009
MasterCard, Inc., Class A (IT Services)		4,970	442,479
Mobileye NV* (Software)		5,708	154,858
Monster Beverage Corp.* (Beverages)		2,094	282,753
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)		7,588	470,532
Novartis AG (Pharmaceuticals)		5,197	403,212
Pernod Ricard SA (Beverages)		2,591	304,025
Perrigo Co. PLC (Pharmaceuticals)		2,383	344,534
Pfizer, Inc. (Pharmaceuticals)		15,635	476,711
Rakuten, Inc. (Internet & Catalog Retail)		28,060	289,100
Roche Holding AG (Pharmaceuticals)		1,788	465,282
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		4,032	330,463
Starbucks Corp. (Hotels, Restaurants & Leisure)		9,510	577,922
Tencent Holdings Ltd. (Internet Software & Services)		20,666	390,451
Tesla Motors, Inc.* (Automobiles)		1,152	220,262
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)		2,287	302,021
Visa, Inc., Class A (IT Services)		6,383	475,470
Walt Disney Co. (The) (Media)		4,520	433,106
Wells Fargo & Co. (Banks)		11,046	554,841
Whirlpool Corp. (Household Durables)		1,817	244,187
Whitbread PLC (Hotels, Restaurants & Leisure)		4,007	229,499
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5,265	381,028

TOTAL COMMON STOCKS (Cost $16,447,426)			16,818,439

TOTAL INVESTMENTS (Cost $16,447,426) — 91.3%			16,818,439

Other Net Assets (Liabilities) — 8.7%			1,606,546

NET ASSETS — 100.0%			18,424,985

*	Non-income producing security
ADR	American Depositary Receipt

The Global Great Consumer Fund invested in the following industries as of January 31, 2016:			The Global Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2016:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Air Freight & Logistics	317,466	1.7%	Belgium	485,389	2.6%
Auto Components	376,587	2.1%	Canada	264,390	1.4%
Automobiles	609,047	3.3%	China	792,631	4.3%
Banks	554,841	3.0%	France	304,025	1.7%
Beverages	1,072,167	5.8%	Germany	1,504,239	8.2%
Biotechnology	1,262,942	6.9%	Japan	1,600,413	8.7%
Food & Staples Retailing	804,618	4.3%	Netherlands	154,858	0.8%
Health Care Equipment & Supplies	170,174	0.9%	Singapore	326,654	1.8%
Hotels, Restaurants & Leisure	2,048,927	11.1%	Spain	808,446	4.4%
Household Durables	244,187	1.3%	Switzerland	868,494	4.7%
Insurance	372,316	2.0%	United Kingdom	606,086	3.3%
Internet & Catalog Retail	289,100	1.6%	United States	9,102,814	49.4%
Internet Software & Services	1,333,951	7.2%	Other Net Assets	1,606,546	8.7%
IT Services	1,371,166	7.5%	Total	18,424,985	100.0%
Life Sciences Tools & Services	302,021	1.6%
Media	787,923	4.3%
Multiline Retail	257,342	1.4%
Personal Products	335,315	1.8%
Pharmaceuticals	2,563,332	14.0%
Semiconductors & Semiconductor Equipment	326,654	1.8%
Software	154,858	0.8%
Specialty Retail	355,229	1.9%
Textiles, Apparel & Luxury Goods	470,532	2.6%
Tobacco	437,744	2.4%
Other Net Assets	1,606,546	8.7%
Total	18,424,985	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	January 31, 2016
(Unaudited)

		Shares or Principal Amount	Value ($)
Foreign Bonds (0.4%)
Mexico — 0.4%
United Mexican States(a), Series M, 6.50%, 6/9/22		900,000	52,001

TOTAL FOREIGN BONDS (Cost $57,632)			52,001

Yankee Dollar Bonds (72.8%)
AngloGold Holding PLC, 5.13%, 8/1/22		100,000	80,875
Baidu, Inc., 3.50%, 11/28/22		500,000	502,909
CNOOC Finance 2014 ULC, 4.25%, 4/30/24		500,000	508,354
CNPC General Capital Ltd.(b), 2.75%, 4/19/17		200,000	202,653
Codelco, Inc. - Registered Shares, 3.88%, 11/3/21		200,000	196,170
Cosan Overseas Ltd., 8.25%, 11/29/49		100,000	73,000
Croatia Government International Bond - Registered Shares, 6.63%, 7/14/20		250,000	273,186
Eskom Holdings Ltd. - Registered Shares, 5.75%, 1/26/21		200,000	174,854
Export Credit Bank of TU - Registered Shares, 5.38%, 11/4/16		250,000	255,543
Export-Import Bank of India, Series E, 4.00%, 8/7/17		500,000	513,249
Export-Import Bank of Korea, 3.25%, 11/10/25		200,000	207,456
Federal Republic of Brazil, 4.25%, 1/7/25		200,000	167,950
Federal Republic of Brazil, 4.88%, 1/22/21		100,000	95,750
Gazprom PAO - Registered Shares, 6.51%, 3/7/22		100,000	101,318
Hungarian Development Bank Ltd. - Registered Shares, 6.25%, 10/21/20		200,000	221,150
Indian Oil Corp. Ltd. - Registered Shares, 5.63%, 8/2/21		400,000	439,416
Kazagro National Management Holding - Registered Shares, 4.63%, 5/24/23		200,000	163,500
Magyar Export-Import Bank, 4.00%, 1/30/20		200,000	200,910
NTPC Ltd., Series E, 4.75%, 10/3/22		250,000	266,540
Ooredoo International Finance Ltd. - Registered Shares, 3.38%, 10/14/16		500,000	505,906
Petroleos Mexicanos, 4.25%, 1/15/25		100,000	86,150
Petroleos Mexicanos, 5.50%, 1/21/21		50,000	49,313
PT Pertamina Tbk(b), 4.88%, 5/3/22		250,000	238,271
Republic of South Africa, 5.50%, 3/9/20		100,000	103,850
Republic of Sri Lanka(b), 5.13%, 4/11/19		200,000	191,226
RZD Capital, Ltd., Series E, 5.74%, 4/3/17		100,000	102,023
Sberbank of Russia Via SB Capital SA - Registered Shares, 4.95%, 2/7/17		200,000	202,767
Siam Commercial Bank Public Co. Ltd.(b), 3.50%, 4/7/19		500,000	514,284
State Bank of India(b), 3.25%, 4/18/18		300,000	305,574
Telefonica Emisiones SAU, 5.46%, 2/16/21		250,000	278,482
Tencent Holding Ltd. - Registered Shares, 4.63%, 12/12/16		500,000	512,802
Turkiye Garanti Bankasi AS(b), 4.00%, 9/13/17		250,000	253,416
Vale Overseas Ltd., 8.25%, 1/17/34		100,000	73,000
Vnesheconombank Via VEB Finance PLC - Registered Shares, 6.03%, 7/5/22		200,000	188,832
Woori Bank Co. Ltd.(b), 2.88%, 10/2/18		200,000	204,327

TOTAL YANKEE DOLLAR BONDS (Cost $8,436,001)			8,455,006

Corporate Bonds (3.7%)
United States — 3.7%
EMC Corp. (Mass), 2.65%, 6/1/20		100,000	88,398
Goldman Sachs Group, Inc., 3.50%, 1/23/25		250,000	246,895
Southern Copper Corp., 7.50%, 7/27/35		100,000	92,197

TOTAL CORPORATE BONDS (Cost $445,343)			427,490

Exchange Traded Funds (4.1%)
iShares iBoxx $ High Yield Corporate Bond ETF (Corp/Pref-High Yield)		5,000	396,400
iShares iBoxx Investment Grade Bond ETF (Corp/Pref-High Yield)		500	57,075
Market Vectors J.P. Morgan EM ETF (Corp/Pref-High Yield)		1,000	16,980
Wisdomtree Emerging Markets Local Debt Fund (Corp/Pref-High Yield)		250	8,480

TOTAL EXCHANGE TRADED FUNDS (Cost $476,850)			478,935

U.S. Treasury Obligations (12.2%)
U.S. Treasury Note, 0.50%, 4/30/17		600,000	598,676
U.S. Treasury Note, 1.50%, 12/31/18		500,000	507,549
U.S. Treasury Note, 2.25%, 11/15/25		300,000	308,578

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,401,531)			1,414,803

TOTAL INVESTMENTS (Cost $10,817,357) — 93.2%			10,828,235

Other Net Assets (Liabilities) — 6.8%			791,986

NET ASSETS — 100.0%			11,620,221

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2016.
(b)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees. At January 31, 2016, the restricted securities represent 16.4% of net assets.

ETF	Exchange Traded Fund

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	January 31, 2016
(Unaudited)

The Global Dynamic Bond Fund invested in the following industries as of January 31, 2016:			The Global Dynamic Bond Fund invested in securities with exposure to the following countries as of January 31, 2016:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Banks	2,437,992	20.8%	Bermuda	505,906	4.4%
Capital Markets	668,955	5.7%	Brazil	263,700	2.3%
Corp/Pref-High Yield	478,935	4.1%	Canada	508,354	4.4%
Diversified Financial Services	713,362	6.1%	Cayman Islands	146,000	1.3%
Diversified Telecommunication Services	278,482	2.4%	Chile	196,170	1.7%
Electric Utilities	174,854	1.5%	China	1,218,364	10.5%
Independent Power and Renewable Electricity Producers	266,540	2.3%	Croatia	273,186	2.4%
Internet Software & Services	1,015,711	8.8%	Hungary	422,060	3.6%
Metals & Mining	442,242	3.9%	India	1,524,779	13.0%
Oil, Gas & Consumable Fuels	1,698,475	14.7%	Indonesia	238,271	2.1%
Road & Rail	102,023	0.9%	Isle of Man	80,875	0.7%
Sovereign	2,462,266	21.2%	Kazakhstan	163,500	1.4%
Technology Hardware, Storage & Peripherals	88,398	0.8%	Luxembourg	101,318	0.9%
Other Net Assets	791,986	6.8%	Mexico	187,464	1.6%
Total	11,620,221	100.0%	Russian Federation	493,622	4.2%
			South Africa	278,704	2.4%
			South Korea	411,783	3.5%
			Spain	278,482	2.4%
			Sri Lanka	191,226	1.6%
			Thailand	514,284	4.4%
			Turkey	508,959	4.4%
			United States	2,321,228	20.0%
			Other Net Assets	791,986	6.8%
			Total	11,620,221	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Growth Fund	January 31, 2016
(Unaudited)

		Shares	Value ($)
Common Stocks (94.4%)
3SBio, Inc.* (Biotechnology)		38,000	45,833
Adobe Systems, Inc.* (Software)		1,149	102,410
Alexion Pharmaceuticals, Inc.* (Biotechnology)		566	82,596
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)		1,661	111,337
Alimentation Couche-Tard, Inc., Class B (Food & Staples Retailing)		1,848	80,453
Allergan PLC* (Pharmaceuticals)		518	147,335
Amazon.com, Inc.* (Internet & Catalog Retail)		311	182,557
Anheuser-Busch InBev NV (Beverages)		1,302	163,937
ARM Holdings PLC (Semiconductors & Semiconductor Equipment)		7,053	101,241
Associated British Foods PLC (Food Products)		2,192	98,931
Avago Technologies Ltd. (Semiconductors & Semiconductor Equipment)		744	99,480
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)		225	101,918
Danone SA (Food Products)		1,996	137,647
Delphi Automotive PLC (Auto Components)		1,930	125,334
Dollarama, Inc. (Multiline Retail)		2,347	125,955
Don Quijote Holdings Co. Ltd. (Multiline Retail)		1,500	50,885
Facebook, Inc., Class A* (Internet Software & Services)		1,314	147,444
Fitbit, Inc., Class A* (Electronic Equipment, Instruments & Components)		5,684	94,354
Fresenius Medical Care AG & Co. KGaA (Health Care Providers & Services)		1,599	141,456
Hain Celestial Group, Inc. (The)* (Food Products)		3,342	121,582
Hermes International (Textiles, Apparel & Luxury Goods)		319	108,600
Illumina, Inc.* (Life Sciences Tools & Services)		703	111,039
KUKA AG (Machinery)		1,407	107,777
Luxottica Group S.p.A. (Textiles, Apparel & Luxury Goods)		1,647	101,936
McKesson Corp. (Health Care Providers & Services)		684	110,110
Mobileye NV* (Software)		4,654	126,263
Netflix, Inc.* (Internet & Catalog Retail)		1,311	120,402
NGK Insulators Ltd. (Machinery)		3,000	63,060
NIDEC Corp. (Electrical Equipment)		1,400	95,421
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)		1,842	53,952
OMRON Corp. (Electronic Equipment, Instruments & Components)		2,300	60,151
Palo Alto Networks, Inc.* (Communications Equipment)		1,019	152,330
Pandora A/S (Textiles, Apparel & Luxury Goods)		851	113,654
Reckitt Benckiser Group PLC (Household Products)		1,458	130,078
Ryanair Holdings PLC (Airlines)		6,287	94,000
Samsonite International SA (Textiles, Apparel & Luxury Goods)		17,700	45,613
Shire PLC (Pharmaceuticals)		1,559	87,433
Sony Corp. (Household Durables)		4,300	102,897
Splunk, Inc.* (Software)		2,545	117,808
Symrise AG (Chemicals)		1,622	104,644
Tencent Holdings Ltd. (Internet Software & Services)		7,200	136,033
Tesla Motors, Inc.* (Automobiles)		224	42,829
Under Armour, Inc., Class A* (Textiles, Apparel & Luxury Goods)		1,439	122,934
WhiteWave Foods Co.* (Food Products)		2,081	78,558
Wirecard AG (IT Services)		2,751	138,706

TOTAL COMMON STOCKS (Cost $5,061,537)			4,788,913

TOTAL INVESTMENTS (Cost $5,061,537) — 94.4%			4,788,913

Other Net Assets (Liabilities) — 5.6%			281,980

NET ASSETS — 100.0%			5,070,893

*	Non-income producing security
ADR	American Depositary Receipt

The Global Growth Fund invested in the following industries as of January 31, 2016:			The Global Growth Fund invested in securities with exposure to the following countries as of January 31, 2016:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Airlines	94,000	1.9%	Belgium	163,937	3.2%
Auto Components	125,334	2.5%	Canada	206,408	4.1%
Automobiles	42,829	0.8%	China	293,203	5.8%
Beverages	163,937	3.2%	Denmark	113,654	2.2%
Biotechnology	128,429	2.5%	France	246,247	4.9%
Chemicals	104,644	2.1%	Germany	492,583	9.7%
Communications Equipment	152,330	3.0%	Hong Kong	45,613	0.9%
Electrical Equipment	95,421	1.9%	Ireland (Republic of)	181,433	3.6%
Electronic Equipment, Instruments & Components	154,505	3.1%	Italy	101,936	2.0%
Food & Staples Retailing	80,453	1.6%	Japan	372,414	7.3%
Food Products	436,718	8.7%	Netherlands	126,263	2.5%
Health Care Providers & Services	251,566	5.0%	Singapore	99,480	2.0%
Hotels, Restaurants & Leisure	101,918	2.0%	United Kingdom	455,584	9.0%
Household Durables	102,897	2.0%	United States	1,890,158	37.2%
Household Products	130,078	2.5%	Other Net Assets	281,980	5.6%
Internet & Catalog Retail	302,959	6.0%	Total	5,070,893	100.0%
Internet Software & Services	394,814	7.8%
IT Services	138,706	2.7%
Life Sciences Tools & Services	111,039	2.2%
Machinery	170,837	3.3%
Multiline Retail	176,840	3.5%
Pharmaceuticals	234,768	4.6%
Semiconductors & Semiconductor Equipment	254,673	5.1%
Software	346,481	6.8%
Textiles, Apparel & Luxury Goods	492,737	9.6%
Other Net Assets	281,980	5.6%
Total	5,070,893	100.0%

See accompanying notes to schedules of portfolio investments.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments

January 31, 2016

(Unaudited)

1.	Organization

Mirae Asset Discovery Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). As of January 31, 2016, the Trust is comprised of the following seven funds: Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund, Global Great Consumer Fund, Global Dynamic Bond Fund and Global Growth Fund. Each may be referred to individually as a “Fund” and collectively as the “Funds.”

The Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund and Global Growth Fund are each classified as diversified under the 1940 Act. The Global Dynamic Bond Fund is classified as non-diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% (4.50% for Class A Shares of Global Dynamic Bond Fund) as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).

Fixed-income securities, other than U.S. Government and agency securities, are generally valued by using valuation methodologies from an independent pricing service. Such services typically utilize multiple sources in an effort to obtain market color, which includes but is not limited to, observed transactions, credit quality information, perceived market movements, news, and other relevant information. These sources become the building blocks for establishing an effective modeling application, otherwise known as “matrix pricing.” U.S. Government and agency securities are valued at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within 60 days may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In the absence of available quotations fixed income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Futures contracts are generally valued at the daily quoted settlement prices established by the exchange on which they are traded.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2016

(Unaudited)

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Manager”) determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Manager’s Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical assets

•

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds (including foreign equity securities), rights and futures contracts are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Fixed-income securities (including foreign bonds) are generally categorized as Level 2 securities in the fair value hierarchy.

A summary of the valuations as of January 31, 2016, based upon the three levels defined above, are identified below for each Fund.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total Investments ($)
Emerging Markets Fund
Common Stocks	10,386,157	—	—	10,386,157
Rights	—	1,774	—	1,774
Warrant	1,254	—	—	1,254
Total Investments	10,387,411	1,774	—	10,389,185

Asia Fund
Common Stocks	23,834,750	—	—	23,834,750
Rights	—	3,447	—	3,447
Warrant	974	—	—	974
Total Investments	23,835,724	3,447	—	23,839,171

Emerging Markets Great Consumer Fund
Common Stocks	163,393,819	—	—	163,393,819
Rights	—	19,654	—	19,654
Warrant	26,342	—	—	26,342
Total Investments	163,420,161	19,654	—	163,439,815

Asia Great Consumer Fund
Common Stocks	90,814,728	—	—	90,814,728
Rights	—	14,843	—	14,843
Warrant	7,927	—	—	7,927
Total Investments	90,822,655	14,843	—	90,837,498

Global Great Consumer Fund
Common Stocks	16,818,439	—	—	16,818,439
Total Investments	16,818,439	—	—	16,818,439

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2016

(Unaudited)

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total Investments ($)
Global Dynamic Bond Fund
Corporate Bonds	—	427,490	—	427,490
Exchange Traded Funds	478,935	—	—	478,935
Foreign Bond	—	52,001		52,001
U.S. Treasury Obligations	—	1,414,803	—	1,414,803
Yankee Dollar Bonds	—	8,455,006	—	8,455,006
Total Investments	478,935	10,349,300	—	10,828,235

Global Growth Fund
Common Stocks	4,788,913	—	—	4,788,913
Total Investments	4,788,913	—	—	4,788,913

*	For detailed industry classifications, see accompanying schedules of portfolio investments.

For the period ended January 31, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.

Transfers that occurred from Level 2 to Level 1 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings no longer being required are as follows:

Transfers from Level 2 to Level 1 ($)
Emerging Markets Fund	6,469,413
Asia Fund	16,449,590
Emerging Markets Great Consumer Fund	93,268,998
Asia Great Consumer Fund	65,423,394
Global Great Consumer Fund	5,862,690

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and
ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.	Investment Risks

Asset Allocation Risk

The Fund’s ability to achieve its investment objective will depend, in part on the investment manager’s ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager’s evaluations and assumptions may be incorrect in view of actual market condition.

Equity Securities Risk

Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Credit Risk

The issuer of a fixed income security or the counterparty to a contract, such as swaps or other derivatives, may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease the value.

Exchange-Traded Funds (ETFs) Risk

The Fund may invest in bond ETFs, which generally are passive investment vehicles. When the Fund purchases shares of an ETF, shareholders will bear both their proportionate share of the Fund’s expenses and, indirectly, a portion of the ETF’s expenses.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2016

(Unaudited)

Fixed Income Securities Risk

Bonds tend to experience smaller fluctuations in value than equity securities. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on each Fund’s holdings, including industry and/or geographical composition, as relevant.

4.	Federal Income Tax Information

At January 31, 2016, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation (Depreciation) ($)
Emerging Markets Fund	11,288,800	607,040	(1,506,655)	(899,615)
Asia Fund	26,702,031	495,841	(3,358,701)	(2,862,860)
Emerging Markets Great Consumer Fund	182,227,381	8,264,574	(27,052,140)	(18,787,566)
Asia Great Consumer Fund	104,364,441	1,854,647	(15,381,590)	(13,526,943)
Global Great Consumer Fund	16,447,426	1,931,658	(1,560,645)	371,013
Global Dynamic Bond Fund	10,817,357	213,411	(202,533)	10,878
Global Growth Fund	5,061,537	87,918	(360,542)	(272,624)

5.	Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and concluded no such events require recognition or disclosure in these financial statements.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By: (Signature and Title)	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date:	March 24, 2016

By: (Signature and Title)	/s/ Joel Engle
Joel Engle, Treasurer and Principal Financial and Accounting Officer

Date:	March 24, 2016